Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax provision:
Federal	$ 77	$ 240	$ 220
State and local	26	25	47
Foreign	69	54	38
Subtotal	172	319	305
Deferred income tax provision:
Federal	97	72	61
State and local	15	27	3
Foreign	12	10	5
Subtotal	124	109	69
Total provision for income taxes	$ 296	$ 428	$ 374